Cost of Sales	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Cost of Sales
2.	COST OF SALES

	UNITED STATES DOLLAR
	2017	2016	2015
		Restated[1]	Restated[1]
Salaries and wages	(414.7)	(388.1)	(368.0)
Consumable stores	(346.7)	(346.3)	(380.7)
Utilities	(150.1)	(169.8)	(162.4)
Mine contractors	(307.4)	(308.4)	(284.9)
Other	(207.6)	(163.1)	(175.5)

Cost of sales before gold inventory change and amortisation and depreciation	(1,426.5)	(1,375.7)	(1,371.5)
Gold inventory change	69.5	45.9	(25.5)

Cost of sales before amortisation and depreciation	(1,357.0)	(1,329.8)	(1,397.0)
Amortisation and depreciation[2]	(748.1)	(671.4)	(591.5)

Total cost of sales	(2,105.1)	(2,001.2)	(1,988.5)